Note 4 - Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2025
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2025	527,651,713	(84,264,815)	443,386,898
Depreciation for the period	-	(15,304,021)	(15,304,021)
Newbuilding vessels “Symeon P” and “Dear Panel” delivered during the period	94,440,687	-	94,440,687
Vessel improvements	768,598	-	768,598
Vessel held for sale	(60,044,248)	20,267,702	(39,776,546)
Vessel sale	(5,721,396)	3,076,118	(2,645,278)
Vessels contributed to spin-off (Note 1)	(9,808,854)	6,223,827	(3,585,027)
Balance, June 30, 2025	547,286,500	(70,001,189)	477,285,311